Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Dividends [Abstract]
Summary of Interim Financial Reporting

			2024			2023			2022
	Paid/payable	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m
First interim	11 July 2024	15.00	612	13 July 2023	14.00	567	1 July 2022	17.50	704
Second interim	10 October 2024	15.00	612	12 October 2023	14.00	568	6 October 2022	16.25	654
Third interim	9 January 2025	15.00	612	11 January 2024	14.00	568	12 January 2023	13.75	555
Fourth interim	10 April 2025	16.00	653	11 April 2024	16.00	652*	13 April 2023	13.75	557**
Total		61.00	2,489		58.00	2,355		61.25	2,470
*The estimate for the fourth interim dividend for 2023 disclosed in the 2023 annual report was £649 million, £3 million less than the dividend that was ultimately paid.
**The estimate for the fourth interim dividend for 2022 disclosed in the 2022 annual report was £555 million, £2 million less than the dividend that was ultimately paid.

Summary of Dividends to Shareholders	The amounts recognised in each year were as follows:

	2024 £m	2023 £m	2022 £m
Cash dividends to shareholders	2,444	2,247	3,467
Dividends in specie to shareholders in Haleon plc shares (Note 41)	–	–	15,526
	2,444	2,247	18,993